Long-term Investments and Derivative Financial Instruments - Schedule of Financial Liabilities by Maturity (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Maturity Analysis For Derivative Financial Instruments [line items]
Assets from derivative transactions	R$ 595,380	R$ 420,822
Liabilities from derivative transactions	(440,994)	R$ (426,937)
Total financial instruments	154,386
Not yet due [member]
Disclosure Of Maturity Analysis For Derivative Financial Instruments [line items]
Assets from derivative transactions	212
Liabilities from derivative transactions	(16,920)
Total financial instruments	(16,708)
Until 6 months [member]
Disclosure Of Maturity Analysis For Derivative Financial Instruments [line items]
Assets from derivative transactions	3,735
Liabilities from derivative transactions	(93,348)
Total financial instruments	(89,613)
7 to 12 months [member]
Disclosure Of Maturity Analysis For Derivative Financial Instruments [line items]
Assets from derivative transactions	2,707
Liabilities from derivative transactions	(70,707)
Total financial instruments	(68,000)
More than one year up to five years [member]
Disclosure Of Maturity Analysis For Derivative Financial Instruments [line items]
Assets from derivative transactions	588,652
Liabilities from derivative transactions	(260,019)
Total financial instruments	328,633
More than five years [member]
Disclosure Of Maturity Analysis For Derivative Financial Instruments [line items]
Assets from derivative transactions	74
Total financial instruments	R$ 74